Leases (Tables)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Summary of Cash Flow Information Related to Operating Leases
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of September 30, 2023	As of December 31, 2022
Operating lease right-of-use asset	$2,196	$4,675
Accrued rent	470	817

Total operating lease right-of-use asset, net	$1,726	$3,858

Short-term operating lease liabilities	2,020	3,050
Long-term operating lease liabilities	176	1,625

Total operating lease liabilities	$2,196	$4,675
Supplemental cash flow information related to leases was as follows (in thousands):

	Nine months ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$2,547	$2,352